Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Antidilutive shares, outstanding options	2,868	2,302	1,514
Basic earnings per share
Net income attributable to the shareholders of the Company	R$ 108,792	R$ 93,320	R$ 70,648
Weighted average number of outstanding common shares (thousands)	33,734	26,547	22,922
Basic earnings per common share (R$)	R$ 3.23	R$ 3.52	R$ 3.08
Diluted earnings per share
Net income attributable to the shareholders of the Company	R$ 108,792	R$ 93,320	R$ 70,648
Weighted average number of outstanding common shares (thousands)	36,602	28,849	24,436
Diluted earnings per common share (R$)	R$ 2.97	R$ 3.23	R$ 2.89